Concentration of Credit Risk - Schedule of Single Customers Total Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 17,781,671	$ 6,546,593
Accounts receivable, Percentage	32.00%	23.10%
Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 6,105,155	$ 3,996,508
Accounts receivable, Percentage	11.00%	14.10%
Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 8,842,813	$ 4,913,290
Accounts receivable, Percentage	15.90%	17.30%